UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/14

Item 1. Schedule of Investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.46%
Consumer Discretionary — 15.22%
Foot Locker, Inc.	9,959	$473,351
Priceline.com, Inc. *	378	469,646
TRW Automotive Holdings Corp. *	4,369	446,905
Walt Disney Co./The	5,311	456,109
Wyndham Worldwide Corp.	5,627	425,120

		2,271,131

Consumer Staples — 5.86%
Constellation Brands, Inc. — Class A *	5,162	429,788
Kroger Co./The	9,079	444,689

		874,477

Energy — 8.72%
ConocoPhillips	5,511	454,657
EOG Resources, Inc.	3,884	425,065
Helmerich & Payne, Inc.	3,967	421,533

		1,301,255

Financials — 16.70%
Discover Financial Services	7,253	442,868
Lincoln National Corp.	8,332	436,513
Prudential Financial, Inc.	4,598	399,888
T. Rowe Price Group, Inc.	5,112	396,998
Travelers Cos., Inc./The	4,233	379,107
Wells Fargo & Co.	8,565	435,959

		2,491,333

Health Care — 12.99%
Aetna, Inc.	5,809	450,372
Biogen Idec, Inc. *	1,411	471,824
Hospira, Inc. *	8,653	479,982
Universal Health Services, Inc. — Class B	5,029	536,091

		1,938,269

Industrials — 11.64%
Caterpillar, Inc.	4,050	408,038
ManpowerGroup	5,179	403,392
Northrop Grumman Corp.	3,580	441,307
Snap-on, Inc.	4,033	484,767

		1,737,504

Information Technology — 14.71%
Adobe Systems, Inc. *	6,175	426,754
Amdocs Ltd.	9,212	417,672
Apple, Inc.	4,702	449,370
FleetCor Technologies, Inc. *	3,419	454,009
Microchip Technology, Inc.	9,926	446,869

		2,194,674

Materials — 6.37%
Lyondellbasell Industries NV — Class A	4,222	448,588
Westlake Chemical Corp.	5,743	501,881

		950,469

Telecommunication Services — 3.26%
Level 3 Communications, Inc. *	11,054	486,155

Utilities — 2.99%
Edison International	8,127	445,360

See accompanying notes which are an integral part of this schedule of investments.

Total Common Stocks (Cost $13,326,911)		14,690,627

Money Market Securities — 1.56%
Fidelity Institutional Money Market Portfolio — Institutional Class, 0.09% (a)	232,884	232,884

Total Money Market Securities (Cost $232,884)		232,884

Total Investments – 100.02% (Cost $13,559,795)		14,923,511

Liabilities in Excess of Other Assets – (0.02)%		(2,532)

TOTAL NET ASSETS – 100.00%		$14,920,979

(a) Rate disclosed is the seven day yield as of July 31, 2014. * Non-income producing security.

Tax related — At July 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$1,453,990
Unrealized depreciation	(90,274)

Net unrealized appreciation	$1,363,716

Aggregate cost of securities for income tax purposes	$13,559,795

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

July 31, 2014

(Unaudited)

Security Transactions and Related Income — The BRC Large Cap Focus Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The average cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments – continued

July 31, 2014

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), including certificates of deposit and U.S. government securities, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
			Level 3 -
	Level 1 - Quoted	Level 2 - Other	Significant
Investments	Prices in Active Markets	Significant Observable Inputs	Unobservable Inputs	Total
Common Stocks*	$14,690,627	$—	$—	$14,690,627
Money Market Securities	232,884	—	—	232,884
Total	$14,923,511	$—	$—	$14,923,511

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended July 31, 2014.

Dana Large Cap Equity Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29%
Consumer Discretionary — 11.99%
Comcast Corp. — Class A	9,624	$517,098
Hanesbrands, Inc.	5,500	537,405
Macy’s, Inc.	8,800	508,552
Magna International, Inc.	4,500	483,300
Royal Caribbean Cruises Ltd.	9,100	542,815
Viacom, Inc. — Class B	5,000	413,350
Whirlpool Corp.	3,500	499,240

		3,501,760

Consumer Staples — 9.24%
Coca-Cola Enterprises, Inc.	12,205	554,717
CVS Caremark Corp.	7,200	549,792
General Mills, Inc.	10,000	501,500
Kimberly-Clark Corp.	5,300	550,511
Lorillard, Inc.	9,000	544,320

		2,700,840

Energy — 10.23%
Chevron Corp.	3,993	516,055
ConocoPhillips	6,200	511,500
Exxon Mobil Corp.	5,100	504,594
Helmerich & Payne, Inc.	4,800	510,048
Schlumberger Ltd.	4,800	520,272
Valero Energy Corp.	8,400	426,720

		2,989,189

Financials — 15.75%
Allstate Corp./The	9,400	549,430
Ameriprise Financial, Inc.	4,800	574,080
Discover Financial Services	9,400	573,964
Lincoln National Corp.	11,400	597,246
MetLife, Inc.	10,549	554,877
PNC Financial Services Group, Inc.	6,900	569,664
SunTrust Banks, Inc.	15,800	601,190
Wells Fargo & Co.	11,400	580,260

		4,600,711

Health Care — 13.31%
AbbVie, Inc.	10,800	565,272
Aetna, Inc.	6,700	519,451
Amgen, Inc.	4,600	585,994
Covidien PLC	7,260	628,063
Johnson & Johnson	5,200	520,468
McKesson Corp.	3,000	575,580
Mylan, Inc. *	10,000	493,700

		3,888,528

Industrials — 10.23%
Boeing Co./The	4,000	481,920
Delta Air Lines, Inc.	14,000	524,440
Raytheon Co.	5,400	490,158
Trinity Industries, Inc.	11,900	519,316
Union Pacific Corp.	5,100	501,381
United Technologies Corp.	4,500	473,175

		2,990,390

See accompanying notes which are an integral part of the schedule of investments.

Information Technology — 18.67%
Alliance Data Systems Corp. *	1,577	413,631
Amdocs Ltd.	11,700	530,478
Apple, Inc.	6,500	621,205
Intel Corp.	3,000	101,670
International Business Machines Corp.	3,000	575,010
Oracle Corp.	15,000	605,850
QUALCOMM, Inc.	7,100	523,270
SanDisk Corp.	3,000	275,130
Seagate Technology PLC	10,641	623,563
Skyworks Solutions, Inc.	12,100	614,196
TE Connectivity Ltd.	9,200	569,388

		5,453,391

Materials — 3.62%
Lyondellbasell Industries NV — Class A	5,100	541,875
Packaging Corp. of America	7,800	516,048

		1,057,923

Telecommunication Services — 2.39%
AT&T, Inc.	9,400	334,546
Verizon Communications, Inc.	7,200	363,024

		697,570

Utilities — 2.86%
CMS Energy Corp.	14,400	416,592
Xcel Energy, Inc.	13,600	418,880

		835,472

Total Common Stocks (Cost $23,854,630)		28,715,774

SHORT-TERM INVESTMENTS — 2.19%
Fidelity Institutional Money Market Portfolio — Institutional Class, 0.090% (a)	638,484	638,484

Total Short-Term Investments (Cost $638,484)		638,484

Total Investments – 100.48% (Cost $24,493,114)		29,354,258

Liabilities in Excess of Other Assets – (0.48)%		(139,302)

TOTAL NET ASSETS – 100.00%		$29,214,956

(a)	Rate disclosed is the seven day yield as of July 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of the schedule of investments.

At July 31, 2014, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$24,493,114
Gross Unrealized Appreciation	$5,042,946
Gross Unrealized (Depreciation)	(181,802)

Net Unrealized Appreciation on Investments	$4,861,144

Dana Large Cap Equity Fund

Notes to the Schedule of Investments

July 31, 2014

(Unaudited)

Security Transactions and Related Income – The Dana Large Cap Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Dana Large Cap Equity Fund

Notes to the Schedule of Investments — continued

July 31, 2014

(Unaudited)

Equity securities, including common stocks, exchanged-traded funds, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dana Investment Advisors, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing service at the NASDAQ Official Closing Price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
Assets	Active Markets	Observable Inputs	Unobservable Inputs	Total
Common Stocks*	$28,715,774	$—	$—	$28,715,774
Short-Term Investments	638,484	—	—	$638,484
Total	$29,354,258	$—	$—	$29,354,258

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels during the period ended July 31, 2014.

Dreman Contrarian Small Cap Value Fund

Schedule of Investments (Unaudited)

July 31, 2014

Shares		Value
Common Stocks — 95.4%
Consumer Discretionary — 9.6%
36,585	Aaron’s, Inc.	$965,112
101,165	American Axle & Manufacturing Holdings, Inc. *	1,860,424
13,105	Big Lots, Inc.	573,344
36,975	Brinker International, Inc.	1,657,959
30,060	Cooper Tire & Rubber Co.	868,433
46,270	CST Brands, Inc.	1,546,806
76,290	CTC Media, Inc.	737,724
21,713	Helen of Troy Ltd. *	1,164,468
22,047	Hillenbrand, Inc.	662,512
14,909	John Wiley & Sons, Inc., Class A	895,882
22,620	Life Time Fitness, Inc. *	890,097
10,805	Matthews International Corp., Class A	469,909
29,884	Meredith Corp.	1,372,273

		13,664,943

Energy — 6.2%
33,310	Atwood Oceanics, Inc. *	1,603,877
138,740	Bellatrix Exploration Ltd. *	1,028,063
64,700	Energy XXI Bermuda Ltd.	1,291,412
134,620	Gran Tierra Energy, Inc. *	893,877
39,780	PBF Energy, Inc.	1,078,038
61,550	Ultra Petroleum Corp. *	1,410,726
23,435	Unit Corp. *	1,484,607

		8,790,600

Financials — 24.7%
44,488	Allied World Assurance Co. Holdings AG	1,602,013
32,895	Aspen Insurance Holdings Ltd.	1,316,129
103,450	Associated Banc-Corp.	1,853,824
57,555	BancorpSouth, Inc.	1,201,173
9,609	Chemical Financial Corp.	265,208
10,095	City National Corp.	759,649
61,330	Clifton Bancorp, Inc.	758,039
24,875	Endurance Specialty Holdings Ltd.	1,315,639
21,863	Federated Investors, Inc., Class B	616,974
124,430	First Horizon National Corp.	1,465,785
34,850	First Midwest Bancorp, Inc.	564,570
152,779	First Niagara Financial Group, Inc.	1,313,899
63,314	FirstMerit Corp.	1,114,326
112,350	Fulton Financial Corp.	1,274,049
46,675	Hancock Holding Co.	1,514,137
33,580	Hanover Insurance Group, Inc.	1,941,260
63,360	Home Loan Servicing Solutions Ltd.	1,355,904
8,925	Independent Bank Corp.	325,852
16,899	International Bancshares Corp.	428,390
109,805	Janus Capital Group, Inc.	1,250,679
9,715	Lakeland Financial Corp.	353,529
24,430	Montpelier Re Holdings Ltd.	721,418
14,840	NBT Bancorp, Inc.	346,811
11,272	Nelnet, Inc., Class A	464,745
14,847	Platinum Underwriters Holdings Ltd.	870,034
45,985	Prospect Capital Corp.	487,901
19,718	Prosperity Bancshares, Inc.	1,146,207
35,158	Protective Life Corp.	2,439,262
41,725	Symetra Financial Corp.	951,330

44,487	TCF Financial Corp.	703,339
34,560	Umpqua Holdings Corp.	584,755
63,730	Washington Federal, Inc.	1,335,781
30,010	Webster Financial Corp.	860,387
8,610	WesBanco, Inc.	257,267
31,346	Wintrust Financial Corp.	1,452,260

		35,212,525

Health Care — 5.6%
17,872	Charles River Laboratories International, Inc. *	968,841
30,390	Gentiva Health Services, Inc. *	550,059
37,130	Hill-Rom Holdings, Inc.	1,462,922
19,285	Integra LifeSciences Holdings Corp. *	914,495
11,855	LifePoint Hospitals, Inc. *	850,241
39,247	Owens & Minor, Inc.	1,298,683
98,080	Select Medical Holdings Corp.	1,524,163
21,183	Triple-S Management Corp, Class B *	366,042

		7,935,446

Industrials — 14.3%
26,591	AAR Corp.	715,298
33,535	ABM Industries, Inc.	825,296
29,402	Aegion Corp. *	673,600
97,624	Aircastle Ltd.	1,752,351
12,815	Alliant Techsystems, Inc.	1,665,053
23,037	Barnes Group, Inc.	789,017
21,749	Brady Corp., Class A	568,736
49,135	Brink’s Co./The	1,318,783
21,772	Crane Co.	1,493,777
18,460	EMCOR Group, Inc.	755,568
15,315	EnerSys	971,430
9,662	Esterline Technologies Corp. *	1,048,810
32,210	Global Brass & Copper Holdings, Inc.	488,948
5,333	Hyster-Yale Materials Handling, Inc., Class A	427,173
31,920	ITT Corp.	1,467,362
5,690	LB Foster Co., Class A	265,439
26,180	Ryder System, Inc.	2,254,883
54,745	Tutor Perini Corp. *	1,490,706
26,310	URS Corp.	1,506,774

		20,479,004

Information Technology — 14.1%
35,623	ARRIS Group, Inc. *	1,217,238
150,209	Brocade Communications Systems, Inc.	1,383,425
51,700	Celestica, Inc. *	554,741
21,650	CSG Systems International, Inc.	563,766
15,250	DST Systems, Inc.	1,373,568
55,740	Ingram Micro, Inc., Class A *	1,599,738
20,642	Itron, Inc. *	742,699
116,489	Kulicke & Soffa Industries, Inc. *	1,586,580
69,670	Mentor Graphics Corp.	1,375,983
73,905	Microsemi Corp. *	1,772,242
34,260	Plantronics, Inc.	1,609,192
126,285	QLogic Corp. *	1,149,194
41,682	Sanmina Corp. *	970,774
19,490	Science Applications International Corp.	814,097
19,613	Sykes Enterprises, Inc. *	405,989
13,487	Tech Data Corp. *	846,849
20,830	Unisys Corp. *	443,471
113,405	Vishay Intertechnology, Inc.	1,670,456

		20,080,002

See accompanying notes which are an integral part of the schedule of investments

Materials — 7.2%
13,985	A. Schulman, Inc.	555,764
32,724	Cabot Corp.	1,714,410
94,736	Coeur Mining, Inc. *	738,941
18,017	Koppers Holdings, Inc.	649,153
58,660	Olin Corp.	1,558,596
80,832	Pan American Silver Corp.	1,186,614
33,470	Rayonier Advanced Materials, Inc. *	1,086,436
79,714	Steel Dynamics, Inc.	1,690,734
30,236	Worthington Industries, Inc.	1,156,527

		10,337,175

Real Estate Investment Trusts — 9.8%
43,260	Apollo Residential Mortgage, Inc.	705,138
23,632	Ashford Hospitality Prime, Inc.	393,473
84,150	Ashford Hospitality Trust, Inc.	968,567
40,469	Associated Estates Realty Corp.	715,087
95,180	Brandywine Realty Trust	1,480,049
61,365	CBL & Associates Properties, Inc.	1,147,526
31,699	GEO Group, Inc. /The	1,090,763
51,214	Hospitality Properties Trust	1,463,184
52,710	Mack-Cali Realty Corp.	1,112,181
208,505	New Residential Investment Corp.	1,246,860
35,180	Omega Healthcare Investors, Inc.	1,285,477
57,175	Pennsylvania Real Estate Investment Trust	1,099,475
157,686	RAIT Financial Trust	1,214,182

		13,921,962

Utilities — 3.9%
55,180	Hawaiian Electric Industries, Inc.	1,303,352
30,070	IDACORP, Inc.	1,610,248
48,821	Portland General Electric Co.	1,558,855
61,780	TECO Energy, Inc.	1,078,679

		5,551,134

Total Common Stocks (Cost $117,136,486)		135,972,791

Money Market Securities — 4.6%
6,533,802	Huntington Money Market Fund, Institutional Shares, 0.010% (a)	6,533,802

Total Money Market Securities (Cost $6,533,802)		6,533,802

Total Investments (Cost $123,670,288) — 100.0%		142,506,593

Other Assets in Excess of Liabilities — 0.0%		46,381

Net Assets — 100.0%		$142,552,974

(a)	Rate disclosed is the seven day yield as of July 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of the schedule of investments

At July 31, 2014, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$124,499,047
Gross Unrealized Appreciation	$21,579,365
Gross Unrealized (Depreciation)	(3,571,819)

Net Unrealized Appreciation on Investments	$18,007,546

At July 31, 2014, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies, return of capital from real estate investment trusts and income from certain investments.

Dreman Contrarian Small Cap Value Fund

Notes to Schedule of Investments (Unaudited)

July 31, 2014

Security Transactions and Related Income – The Dreman Contrarian Small Cap Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman Value Management LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
Assets	Active Markets	Observable Inputs	Unobservable Inputs	Total
Common Stocks*	$135,972,791	$—	$—	$135,972,791
Money Market Securities	6,533,802	—	—	6,533,802
Total	$142,506,593	$—	$—	$142,506,593

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2014.

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.46%
Consumer Discretionary — 26.35%
Bed Bath & Beyond, Inc. *	34,125	$2,159,771
CarMax, Inc. *	30,240	1,476,014
Coach, Inc.	56,405	1,949,357
DIRECTV — Class A *	19,650	1,690,883
General Motors Co.	70,600	2,387,692
Kohl’s Corp.	37,500	2,007,750
Target Corp.	34,465	2,053,769
Walt Disney Co./The	17,505	1,503,329

		15,228,565
Consumer Staples — 11.65%
Coca-Cola Co./The	28,170	1,106,799
CVS Caremark Corp.	25,890	1,976,960
Walgreen Co.	27,815	1,912,838
Wal-Mart Stores, Inc.	23,565	1,733,913
		6,730,510
Energy — 4.47%
Ensco PLC — Class A	26,500	1,342,225
National Oilwell Varco, Inc.	15,350	1,243,964
		2,586,189
Financials — 29.44%
American Express Co.	10,815	951,720
American International Group, Inc.	35,250	1,832,295
Bank of America Corp.	96,600	1,473,150
Bank of New York Mellon Corp./The	52,360	2,044,134
Berkshire Hathaway, Inc. — Class B *	28,815	3,614,266
Franklin Resources, Inc.	10,210	552,872
Goldman Sachs Group, Inc./The	600	103,722
JPMorgan Chase & Co.	41,230	2,377,734
Leucadia National Corp.	44,735	1,105,402
Ocwen Financial Corp. *	36,710	1,107,541
Wells Fargo & Co.	36,350	1,850,215
		17,013,051
Health Care — 0.98%
Abbott Laboratories	13,430	565,672

Industrials — 9.97%
Boeing Co./The	15,690	1,890,331
Expeditors International of Washington, Inc.	25,605	1,105,624
Hertz Global Holdings, Inc. *	71,929	2,029,836
NOW, Inc. *	3,837	123,513
United Parcel Service, Inc. — Class B	6,320	613,609
		5,762,913
Information Technology — 12.06%
Accenture PLC — Class A	18,315	1,452,013
Apple, Inc.	30,520	2,916,796
Corning, Inc.	59,340	1,166,031
Google, Inc. — Class A *	1,073	621,857
Google, Inc. — Class C *	1,423	813,387
		6,970,084

See accompanying notes which are an integral part of this schedule of investments.

Telecommunication Services — 0.54%
Verizon Communications, Inc.	6,233	314,268

TOTAL COMMON STOCKS (Cost $44,465,221)		55,171,252

Money Market Securities — 4.64%
Federated Treasury Obligations Fund — Service Shares, 0.01% (a)	2,682,909	2,682,909

TOTAL MONEY MARKET SECURITIES (Cost $2,682,909)		2,682,909

TOTAL INVESTMENTS – 100.10% (Cost $47,148,130)		57,854,161

Liabilities in Excess of Other Assets – (0.10)%		(57,361)

TOTAL NET ASSETS – 100.00%		$57,796,800

(a)	Rate disclosed is the seven day yield as of July 31, 2014.
*	Non-income producing security.

Tax related — At July 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$11,587,592
Unrealized depreciation	(881,561)

Net unrealized appreciation	$10,706,031

Aggregate cost of securities for income tax purposes	$47,148,130

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

July 31, 2014

(Unaudited)

Security Transactions and Related Income — The Green Owl Intrinsic Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Writing Options — The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with the Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains in a segregated account with its Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments — continued

July 31, 2014

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including items such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, like trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments — continued

July 31, 2014

(Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$55,171,252	$—	$—	$55,171,252
Money Market Securities	2,682,909	—	—	2,682,909
Total	$57,854,161	$—	$—	$57,854,161

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended July 31, 2014.

Granite Value Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.94%
Consumer Discretionary — 18.14%
Bed Bath & Beyond, Inc. *	6,150	$389,233
Comcast Corp. — Class A	7,000	376,110
Foot Locker, Inc.	5,450	259,039
General Motors Co.	14,390	486,670
News Corp. — Class A *	21,830	385,299
TRW Automotive Holdings Corp. *	3,910	399,954

		2,296,305

Consumer Staples — 8.91%
Coca-Cola Co./The	9,150	359,504
Unilever PLC ADR	10,590	457,806
Wal-Mart Stores, Inc.	4,210	309,772

		1,127,082

Energy — 15.56%
Apache Corp.	4,065	417,313
Exxon Mobil Corp.	4,940	488,764
Southwestern Energy Co. *	9,340	379,017
Ultra Petroleum Corp. *	15,555	356,521
Unit Corp. *	5,175	327,836

		1,969,451

Financials — 19.06%
Alleghany Corp. *	925	382,811
American Express Co.	2,830	249,040
American International Group, Inc.	9,730	505,765
Berkshire Hathaway, Inc. — Class B *	4,055	508,619
Citigroup, Inc.	8,390	410,355
Franklin Resources, Inc.	6,575	356,036

		2,412,626

Health Care — 11.87%
Baxter International, Inc.	5,190	387,641
Johnson & Johnson	3,890	389,350
Sanofi ADR	7,395	386,537
UnitedHealth Group, Inc.	4,185	339,194

		1,502,722

Industrials — 8.13%
Boeing Co./The	2,830	340,958
Cummins, Inc.	2,525	351,960
Kennametal, Inc.	7,940	335,703

		1,028,621

Information Technology — 12.33%
Apple, Inc.	4,360	416,685
Microsoft Corp.	9,295	401,172
QUALCOMM, Inc.	5,035	371,079
Western Union Co./The	21,270	371,587

		1,560,523

Utilities — 2.94%
Calpine Corp. *	16,875	371,925

Total Common Stocks (Cost $10,387,205)	12,269,255

Total Investments – 96.94% (Cost $10,387,205)	12,269,255

Other Assets in Excess of Liabilities – 3.06%	387,484

TOTAL NET ASSETS – 100.00%	$12,656,739

*	Non-income producing security.
ADR	— American Depositary Receipt

Tax related — At July 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$1,956,861
Unrealized depreciation	(86,555)

Net unrealized appreciation	$1,870,306

Aggregate cost of securities for income tax purposes	$10,398,949

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

July 31, 2014

(Unaudited)

Security Transactions and Related Income – The Granite Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – continued

July 31, 2014

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), including certificates of deposit and U.S. government securities, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
			Level 3 -
	Level 1 - Quoted	Level 2 - Other	Significant
	Prices in Active	Significant	Unobservable
Investments	Markets	Observable Inputs	Inputs	Total
Common Stocks*	$12,269,255	$—	$—	$12,269,255
Total	$12,269,255	$—	$—	$12,269,255

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended July 31, 2014.

The Sound Mind Investing Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
Mutual Funds 97.64%
Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets — 96.01%
Aston/Fairpointe Mid Cap Fund — Class I	283,856	$13,721,607
Baron Partners Fund — Institutional Class *	412,656	14,455,351
Bogle Investment Management Small Cap Growth Fund (a)	161,484	5,713,320
Cambiar Aggressive Value Fund — Investor Class (a) *	390,372	7,311,674
ClearBridge Aggressive Growth Fund — Institutional Class	56,937	12,394,579
Davis Opportunity Fund (a)	340,170	12,402,601
DFA International Small Cap Value Portfolio — Investor Class	714,653	15,122,055
Dodge & Cox International Stock Fund	345,265	15,882,190
Federated MDT Stock Trust — Institutional Class (a)	327,904	9,578,087
Fidelity Mid Cap Value Fund	408,798	9,647,635
Fidelity Value Discovery Fund	288,538	6,728,712
Hodges Fund (a)	358,075	13,868,258
Hodges Small Cap Fund — Institutional Class	214,519	4,258,202
Hotchkis and Wiley Mid Cap Value Fund — Institutional Class	164,762	7,145,709
Janus Contrarian Fund — Class T	648,484	14,629,789
Legg Mason Opportunity Trust — Institutional Class (a)	1,194,544	22,421,586
Oakmark Select Fund — Institutional Class	338,405	15,055,645
Oppenheimer International Small Co. Fund — Class Y	501,816	16,710,463
Parnassus Core Equity Fund — Institutional Class	79,819	3,073,017
PRIMECAP Odyssey Aggressive Growth Fund	507,659	15,894,812
Sound Shore Fund, Inc. — Investor Class	130,813	6,753,863
Sterling Capital Special Opportunities Fund (a)	554,291	13,291,895
Vanguard International Explorer Fund	513,267	9,895,795
Virtus Mid Cap Value Fund — Class I	133,235	4,972,343
Wasatch Small Cap Value Fund (a) *	875,352	5,059,537

Total Mutual Funds Greater Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $246,755,697)		275,988,725

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 1.63%(b)
AllianzGI NFJ Dividend Value Fund — Institutional Class	200	3,388
AllianzGI NFJ Small-Cap Value Fund — Institutional Class	162	5,844
American Century International Discovery Fund — Institutional Class	250	3,276
Artisan International Small Cap Fund — Investor Class	150	3,894
Artisan International Value Fund — Investor Class	150	5,683
Artisan Mid Cap Value Fund — Investor Class	200	5,476
Artisan Small Cap Fund — Investor Class *	250	6,575
Artisan Small Cap Value Fund — Investor Class	150	2,678
Aston TAMRO Small Cap Fund — Institutional Class	100	2,133
BBH Core Select Fund — Class N	100	2,203
Berwyn Fund	100	3,701
BlackRock International Opportunities Portfolio — Institutional Class	100	3,970
Bridgeway Small Cap Growth Fund — Class N	205	3,667
Bridgeway Small Cap Value Fund — Class N	179	3,925
Buffalo Small Cap Fund Inc	150	4,986
Columbia Acorn International — Class Z	100	4,783
Columbia Acorn Select — Class Z	150	3,699
Columbia Small Cap Growth I Fund — Class Z	100	2,877
Columbia Value and Restructuring Fund — Class Z	50	2,576
Delaware Select Growth Fund — Institutional Class	100	5,361
Delaware Small Cap Value Fund — Institutional Class	100	5,614
Delaware SMID Cap Growth Fund — Institutional Class	100	3,429
Delaware Value Fund — Institutional Class	48,744	852,524
DFA International Small Company Portfolio — Institutional Class	100	1,977

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Fund

Schedule of Investments

July 31, 2014 (Unaudited) — continued

	Shares	Fair Value
Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 1.63%(b) — continued
DFA U.S. Small Cap Value Portfolio	100	$3,484
Dreyfus Opportunistic Small Cap Fund	100	3,442
DWS Dreman Small Cap Value Fund — Institutional Class	85	2,305
Fairholme Fund	100	4,156
FBR Focus Fund — Investor Class *	100	6,496
Fidelity Mid-Cap Stock Fund	150	5,695
Fidelity Small Cap Discovery Fund	100	2,949
Fidelity Small Cap Stock Fund	150	2,855
Fidelity Small Cap Value Fund — Institutional Class	150	2,936
Franklin Small Cap Value Fund — Advisor Class	100	6,026
Hartford International Opportunities Fund/The — Class Y	248	4,438
Heartland Value Fund	100	4,874
Invesco American Value Fund — Class R5	100	4,165
Janus Overseas Fund — Class T	20,671	777,017
Janus Venture Fund — Class T	100	6,419
JPMorgan Mid Cap Value Fund — Institutional Class	100	3,673
JPMorgan Small Cap Equity Fund — Class S	226	11,048
Kinetics Small Cap Opportunities Fund — Institutional Class *	70,036	2,800,045
Longleaf Partners Fund	150	5,289
Longleaf Partners International Fund	100	1,803
Longleaf Partners Small-Cap Fund	100	3,520
Lord Abbett Developing Growth Fund — Institutional Class	100	2,685
Morgan Stanley Institutional Fund — Growth Portfolio — Institutional Class	100	3,898
Morgan Stanley Institutional Fund — International Small Cap Portfolio — Institutional Class	36	512
Neuberger Berman Genesis Fund — Institutional Class	100	5,890
Oakmark International Fund — Institutional Class	150	3,912
Oakmark International Small Cap Fund — Institutional Class	150	2,649
Oppenheimer Small and Mid Cap Value Fund — Class Y	100	4,698
Perkins Mid Cap Value Fund — Class T	200	4,868
Principal SmallCap Growth Fund I — Institutional Class	200	2,672
Royce Low-Priced Stock Fund — Investment Class	150	2,128
Royce Opportunity Fund — Investor Class	151	2,270
Royce Premier Fund — Investor Class	300	6,711
Royce Special Equity Fund — Investor Class	100	2,385
Royce Special Equity Fund — Institutional Class	150	3,560
Royce Value Fund — Institutional Class	100	1,342
T. Rowe Price International Discovery Fund	150	8,622
T. Rowe Price New Horizons Fund	100	4,555
T. Rowe Price Small-Cap Value Fund	100	4,850
TIAA-CREF International Equity Fund — Institutional Class	100	1,146
Touchstone Sands Capital Select Growth Fund — Class Y	100	1,818
Tweedy Browne Global Value Fund	150	4,117
Vanguard Strategic Equity Fund — Investor Class	100	3,181
Wasatch Emerging Markets Small Cap Fund	1,000	2,740
Wasatch International Growth Fund	150	4,221

Total Mutual Funds Less Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $4,648,221)		4,692,304

Total Mutual Funds (Cost $251,403,918)		280,681,029

Exchange-Traded Funds 2.22%
iShares Transportation Average ETF	43,680	6,369,854

Total Exchange-Traded Funds (Cost $6,357,786)		6,369,854

Money Market Securities 0.30%
Fidelity Institutional Money Market Portfolio — Institutional Class, 0.090% (c)	865,456	865,456

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Fund

Schedule of Investments

July 31, 2014 (Unaudited) — continued

Fair Value
Total Money Market Securities (Cost $865,456)	$865,456

Total Investments – 100.16% (Cost $258,627,160)	$287,916,339

Liabilities in Excess of Other Assets – (0.16)%	(461,870)

Total Net Assets – 100.00%	$287,454,469

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Rate disclosed is the seven day yield as of July 31, 2014.

ETF – Exchange-Traded Fund

*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Balanced Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 7.31%
Ally Financial, Inc., 3.125%, 1/15/2016	$25,000	$25,375
Ally Financial, Inc., 5.500%, 2/15/2017	55,000	58,678
American Honda Finance Corp., 1.125%, 10/7/2016	80,000	80,501
American International Group, Inc., 5.050%, 10/1/2015	70,000	73,587
American International Group, Inc., 6.400%, 12/15/2020	50,000	59,995
Bank of America Corp., 4.500%, 4/1/2015	200,000	205,246
Bank of America Corp., 1.500%, 10/9/2015	160,000	161,436
Citigroup, Inc., 1.350%, 3/10/2017	55,000	54,931
Daimler Finance North America LLC, 1.250%, 1/11/2016 (a)	90,000	90,705
Entergy Texas, Inc., 3.600%, 6/1/2015	55,000	56,316
Ford Motor Credit Co. LLC, 3.875%, 1/15/2015	100,000	101,494
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016 (a)	65,000	68,423
Ford Motor Credit Co. LLC, 4.250%, 2/3/2017	90,000	96,085
Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	140,000	154,310
Ford Motor Credit Co. LLC, 4.375%, 8/6/2023	55,000	58,379
General Electric Capital Corp., 1.000%, 12/11/2015	90,000	90,747
General Electric Capital Corp., 1.000%, 1/8/2016	90,000	90,480
General Electric Capital Corp., 1.250%, 5/15/2017	85,000	85,159
Goldman Sachs Group, Inc./The, 3.700%, 8/1/2015	45,000	46,328
Goldman Sachs Group, Inc./The, 1.600%, 11/23/2015	85,000	85,907
Goldman Sachs Group, Inc./The, 1.436%, 4/30/2018 (b)	85,000	86,708
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016	60,000	65,634
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	65,000	71,479
JPMorgan Chase & Co., 0.847%, 2/26/2016 (b)	75,000	75,427
JPMorgan Chase & Co., 3.250%, 9/23/2022	55,000	54,800
Liberty Mutual Group, Inc., 6.700%, 8/15/2016 (a)	25,000	27,739
Manufacturers & Traders Trust Co., 1.400%, 7/25/2017	55,000	54,969
Morgan Stanley, 1.485%, 2/25/2016 (b)	40,000	40,605
Verizon Communications, Inc., 1.350%, 6/9/2017	100,000	99,918

Total Corporate Bonds (Cost $2,256,885)		2,321,361

Foreign Bonds Denominated in U.S. Dollars — 0.74%
ING Bank NV, 3.750%, 3/7/2017 (a)	165,000	174,784
Petrobras Global Finance BV, 2.374%, 1/15/2019 (b)	35,000	34,982
Petroleos Mexicanos, 3.500%, 7/18/2018	25,000	26,062

Total Foreign Bonds Denominated in U.S. Dollars (Cost $224,551)		235,828

U.S. Treasury Obligations — 16.05%
U.S. Treasury Note, 0.250%, 3/31/2015	705,000	705,757
U.S. Treasury Note, 0.250%, 5/31/2015	715,000	715,879
U.S. Treasury Note, 0.250%, 9/30/2015	2,025,000	2,026,978
U.S. Treasury Note, 1.500%, 1/31/2019	715,000	710,001
U.S. Treasury Note, 1.625%, 6/30/2019	415,000	412,439
U.S. Treasury Note, 2.500%, 5/15/2024	525,000	522,498

Total U.S. Treasury Obligations (Cost $5,098,122)		5,093,552

See accompanying notes which are an integral part of these financial statements

The Sound Mind Investing Balanced Fund

Schedule of Investments

July 31, 2014 (Unaudited) — continued

	Principal Amount	Fair Value
Asset-Backed Securities — 9.70%
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.250%, 1/31/2021	$24,364	$26,496
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/2044 (b)	63,611	68,232
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.349%, 9/10/2047 (b)	54,955	57,206
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.575%, 1/15/2021	56,914	61,366
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2001-2, 6.462%, 1/15/2021	22,103	24,949
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2005-4, 4.967%, 4/1/2023	16,918	18,339
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.685%, 9/10/2045	33,393	33,293
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.666%, 10/15/2045	24,004	23,936
Commercial Mortgage Trust, Series 2007-GC9, Class A7, 5.444%, 3/10/2039	30,000	32,560
Conseco Financial Corp., Series 1996-2, Class M1, 7.600%, 4/15/2026 (b)	35,571	30,837
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A2, 0.375%, 10/25/2036 (b)	14,106	13,765
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.000%, 9/25/2015	496	497
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 41A1, 5.250%, 3/27/2037 (a) (b)	12,219	12,711
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	29,277	34,565
Fannie Mae, Pool #465468, 3.330%, 7/1/2020	71,729	76,005
Fannie Mae, Pool #466284, 3.330%, 10/1/2020	89,543	94,559
Fannie Mae, Pool #466319, 3.230%, 11/1/2020	89,098	93,274
Fannie Mae, Pool #AM2182, 2.160%, 1/1/2023	150,472	144,829
Fannie Mae, Pool #AA4328, 4.000%, 4/1/2024	35,368	37,718
Fannie Mae, Pool #AB2822, 2.500%, 3/1/2026	28,522	28,743
Fannie Mae, Pool #AM1671, 2.100%, 12/1/2027	55,038	52,358
Fannie Mae, Pool #MA1604, 2.000%, 7/1/2028	51,361	49,914
Fannie Mae, Pool #464398, 5.970%, 1/1/2040	19,019	21,686
Fannie Mae, Pool #464400, 5.970%, 1/1/2040	14,265	16,264
Fannie Mae, Pool #466890, 5.100%, 12/1/2040	23,892	26,456
Fannie Mae REMICS, Series 2004-67, Class VC, 4.500%, 2/25/2025	7,612	7,635
Fannie Mae REMICS, Series 2013-M14, Class A, 4.000%, 2/25/2033	94,113	93,585
Fannie Mae-Aces, Series 2013-M5, Class ASQ2, 0.595%, 8/25/2015	116,901	117,114
Fannie Mae-Aces, Series 2014-M2, Class ASQ2, 0.478%, 9/25/2015	110,274	110,354
Fannie Mae-Aces, Series 2014-M5, Class ASQ1, 0.986%, 3/25/2019	112,261	111,804
Fannie Mae-Aces, Series 2014-M1, Class A1, 2.325%, 7/25/2023 (b)	76,708	77,545
Freddie Mac REMICS, Series 3609, Class LA, 4.000%, 12/15/2024	49,357	51,777
Freddie Mac REMICS, Series 3873, Class DG, 3.000%, 7/15/2027	12,027	12,339
Ginnie Mae I, Pool #AB2583, 2.140%, 8/15/2023	85,580	84,517
Ginnie Mae I, Pool #AD0091, 2.730%, 6/15/2032	224,142	221,094
GS Mortgage Securities Corp II, Series 2012-GCJ9, Class A1, 0.662%, 11/10/2045	37,276	37,134
GS Mortgage Securities Trust , Series 2007-GG10, Class A4, 5.991%, 8/10/2045 (b)	90,773	100,148
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016 (a)	110,000	110,712
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.120%, 8/25/2017 (a)	90,000	89,961
Home Equity Loan Trust, Series 2003-HS3, Class A2A, 0.435%, 8/25/2033 (b)	9,371	8,787
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.800%, 5/25/2036	27,337	23,371
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A1, 1.260%, 8/15/2046	114,379	114,492
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A1, 0.705%, 10/15/2045	29,148	29,170

See accompanying notes which are an integral part of these financial statements

The Sound Mind Investing Balanced Fund

Schedule of Investments

July 31, 2014 (Unaudited) — continued

	Principle Amount	Fair Value
Asset-Backed Securities — 9.70% — continued	$15,713	$16,874
Mid-State Trust, Series 11, Class A1, 4.864%, 7/15/2038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.664%, 11/15/2045	30,357	30,241
MSCC Heloc Trust, Series 2007-1, Class A, 0.255%, 12/25/2031 (b)	66,607	62,877
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.027%, 11/1/2019	41,066	46,983
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S7, Class A2, 0.455%, 12/25/2035 (a) (b)	16,155	15,745
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-S2, Class A2, 5.500%, 6/25/2036	57,990	40,370
U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 10/22/2023	25,393	29,837
U.S. Airways Pass Through Trust, Series 2012-1, Class A, 5.900%, 10/1/2024	46,355	51,802
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, 0.726%, 8/10/2049	46,255	45,925
Union Pacific Railroad Co. 2003 Pass Through Trust, Series 03-1, 4.698%, 1/2/2024	9,421	10,382
Union Pacific Railroad Co. 2004 Pass Through Trust, Series 04-1, 5.404%, 7/2/2025	59,336	64,305
Union Pacific Railroad Co. 2005 Pass Through Trust, Series 05-1, 5.082%, 1/2/2029	44,000	48,645
Union Pacific Railroad Co. 2006 Pass Through Trust, Series 06-1, 5.866%, 7/2/2030	26,690	30,935
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.687%, 10/15/2045	60,492	60,416
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A1, 0.734%, 12/15/2045	41,586	41,536

Total Asset-Backed Securities (Cost $3,003,776)		3,078,970

	Shares
Mutual Funds — 62.93%
American Century International Discovery Fund	100	1,311
Aston/Fairpointe Mid Cap Fund — Institutional Class	16,532	799,163
Baron Partners Fund — Institutional Class *	23,048	807,372
Bogle Investment Management Small Cap Growth Fund	27,219	962,996
Cambiar Aggressive Value Fund *	76,924	1,440,784
Davis Opportunity Fund	18,905	689,294
DFA International Small Cap Value Portfolio	52,444	1,109,707
Dodge & Cox International Stock Fund	19,580	900,666
Federated MDT Stock Trust	44,132	1,289,085
Fidelity International Small Cap Fund	100	2,692
Hodges Fund	29,482	1,141,838
Hodges Small Cap Fund	41,063	815,097
Janus Contrarian Fund — Class T	55,288	1,247,296
Kinetics Small Cap Opportunities Fund — Institutional Class *	33,548	1,341,248
Legg Mason Opportunity Trust — Institutional Class	93,286	1,750,985
Longleaf Partners Small-Cap Fund	89	3,116
Lord Abbett Developing Growth Fund — Institutional Class	100	2,685
Morgan Stanley Institutional Fund — Growth Portfolio	138	5,373
Oakmark International Fund — Institutional Class	100	2,608
Oakmark Select Fund	22,966	1,021,779
Oppenheimer International Small Co. Fund — Class Y	29,988	998,616
Parnassus Core Equity Fund	28,118	1,082,546
Scout Unconstrained Bond Fund — Institutional Class	29,586	343,491
Sterling Capital Special Opportunities Fund — Institutional Class	51,962	1,246,046
Vanguard International Explorer Fund	50,381	971,339
Wasatch Emerging Markets Small Cap Fund	700	1,918

Total Mutual Funds (Cost $18,350,821)		19,979,051

See accompanying notes which are an integral part of these financial statements

The Sound Mind Investing Balanced Fund

Schedule of Investments

July 31, 2014 (Unaudited) — continued

	Shares	Fair Value
Money Market Securities — 3.29%
Fidelity Institutional Money Market Portfolio — Institutional Class, 0.09% (c)	1,045,657	$1,045,657

Total Money Market Securities (Cost $1,045,657)		1,045,657

Total Investments – 100.02% (Cost $29,979,812)		31,754,419

Liabilities in Excess of Other Assets – (0.02)%		(7,073)

TOTAL NET ASSETS – 100.00%		$31,747,346

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(c)	Rate disclosed is the seven day yield as of July 31, 2014.
*	Non-income producing security.

Centrally Cleared Credit Default Swaps - Buy Protection (d)	Name	Acquisition Date	Maturity Date	Implied Credit Spread at July 31, 2014 (e)	Notional Amount (f)	Appreciation/ (Depreciation)
CDX North America High Yield Credit Default Swap Index	Markit CDX. NA. IG. 22	4/15/2014	6/20/2019	0.64%	$610,000	$1,413

(Markit CDX. NA. IG. 22) contract to pay a premium equal to 5% of the notional amount.

(d)	When a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(e)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(f)	The notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade Index.

See accompanying notes which are an integral part of these financial statements

The SMI Dynamic Allocation Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 99.13%
Energy Select Sector SPDR Fund	26,660	$2,576,156
iShares MSCI EAFE ETF (a)	512,280	34,112,725
iShares MSCI France ETF	42,350	1,153,191
iShares MSCI Italy Index ETF	76,220	1,245,435
iShares MSCI Spain Capped ETF	30,870	1,262,892
iShares MSCI Taiwan Index Fund	77,570	1,219,400
iShares MSCI United Kingdom ETF	55,850	1,138,223
iShares US Technology ETF	24,800	2,426,680
SPDR S&P 500 ETF Trust (a)	190,605	36,803,919
Vanguard REIT ETF (a)	573,270	42,937,923

Total Exchange-Traded Funds (Cost $117,579,963)		124,876,544

Mutual Funds — 0.14%
Fidelity Select Electronics Portfolio	2,418	184,271

Total Mutual Funds (Cost $165,000)		184,271

Money Market Securities — 1.74%
Fidelity Institutional Money Market Portfolio — Institutional Class, 0.09% (b)	2,189,610	2,189,610

Total Money Market Securities (Cost $2,189,610)		2,189,610

Total Investments – 101.01% (Cost $119,934,573)		$127,250,425

Liabilities in Excess of Other Assets – (1.01)%		(1,276,802)

TOTAL NET ASSETS – 100.00%		$125,973,623

(a)	For a schedule of each Fund’s holdings please refer to each Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day yield as of July 31, 2014.

EAFE —Europe, Australasia and Far East

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

At July 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

		SMI	SMI Dynamic
	SMI Fund	Balanced Fund	Allocation Fund
Gross Appreciation	$29,676,744	$1,860,309	$7,493,395
Gross (Depreciation)	(389,093)	(86,623)	(179,474)

Net Appreciation (Depreciaton) on Investments	$29,287,651	$1,773,686	$7,313,921

At July 31, 2014, the aggregate cost of securities for federal income tax purposes was $258,628,688, $29,980,733 and $119,936,504 for the SMI Fund, SMI Balanced Fund and SMI Dynamic Allocation Fund, respectively.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

July 31, 2014

(Unaudited)

Security Transactions and Related Income – The Sound Mind Investing Fund (“SMI Fund”), Sound Mind Investing Balanced Fund (“SMI Balanced Fund”) and SMI Dynamic Allocation Fund (each a “Fund” and collectively, the “Funds”), follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”), establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Swap Contracts – The SMI Balanced Fund may enter into credit default swap contracts. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded as realized gains/losses. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

The Sound Mind Investing Funds

Notes to the Schedule of Investments — continued

July 31, 2014

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when SMI Advisory Services, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will generally be categorized as Level 1 securities.

Derivative instruments that a Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the SMI Balanced Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service

The Sound Mind Investing Funds

Notes to the Schedule of Investments — continued

July 31, 2014

(Unaudited)

when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014:

	Valuation Inputs
			Level 3 -
	Level 1 - Quoted	Level 2 - Other	Significant
	Prices in Active	Significant	Unobservable
SMI Fund	Markets	Observable Inputs	Inputs	Total
Mutual Funds — greater than 1% of net assets	$275,988,725	$—	$—	$275,988,725
Mutual Funds — less than 1% of net assets	4,692,304	—	—	4,692,304
Exchange-Traded Funds	6,369,854	—	—	6,369,854
Money Market Securities	865,456	—	—	865,456
Total	$287,916,339	$—	$—	$287,916,339

The Sound Mind Investing Funds

Notes to the Schedule of Investments — continued

July 31, 2014

(Unaudited)

	Valuation Inputs
			Level 3 -
	Level 1 - Quoted	Level 2 - Other	Significant
	Prices in Active	Significant	Unobservable
SMI Balanced Fund	Markets	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$2,321,361	$—	$2,321,361
Foreign Bonds Denominated in U.S. Dollars	—	235,828	—	235,828
U.S. Treasury Obligations	—	5,093,552	—	5,093,552
Asset-Backed Securities	—	3,078,970	—	3,078,970
Mutual Funds	19,979,051	—	—	19,979,051
Money Market Securities	1,045,657	—	—	1,045,657
Total	$21,024,708	$10,729,711	$—	$31,754,419

	Valuation Inputs
			Level 3 -
	Level 1 - Quoted	Level 2 - Other	Significant
	Prices in Active	Significant	Unobservable
Liabilities	Markets	Observable Inputs	Inputs	Total
Other Financial Instruments*	$—	$1,413	$—	$1,413
Total	$—	$1,413	$—	$1,413

*	Credit Default Swaps (reflects net appreciation as of July 31, 2014.)

	Valuation Inputs
			Level 3 -
	Level 1 - Quoted	Level 2 - Other	Significant
SMI Dynamic Allocation	Prices in Active	Significant	Unobservable
Fund	Markets	Observable Inputs	Inputs	Total
Exchange-Traded Funds	$124,876,544	$—	$—	$124,876,544
Mutual Funds	184,271	—	—	184,271
Money Market Securities	2,189,610	—	—	2,189,610
Total	$127,250,425	$—	$—	$127,250,425

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended July 31, 2014, there were no transfers between levels.

The Sound Mind Investing Funds

Notes to the Schedule of Investments — continued

July 31, 2014

(Unaudited)

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Board of Trustees and management of the SMI Balanced Fund consider the restricted securities shown below to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At July 31, 2014, the SMI Balanced Fund held restricted securities representing 1.86% of net assets, as listed as follows:

	Acquisition	Principal	Amortized	Fair
Issuer Description	Date	Amount	Cost	Value
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 41A1, 5.250%, 3/27/2037	6/13/2011	$12,219	$12,222	$12,711
Daimler Finance North America LLC, 1.250%, 1/11/2016	1/9/2013	90,000	89,946	90,705
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	(a)	65,000	65,037	68,423
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016	(b)	110,000	110,304	110,712
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.120%, 8/25/2017	1/18/2013	90,000	89,996	89,961
ING Bank NV, 3.750%, 3/7/2017	(c)	165,000	164,644	174,784
Liberty Mutual Group, Inc. 6.700%, 8/15/2016	1/19/2012	25,000	26,107	27,739
Structured Asset Securities Corp. Mortgage Loan Trust, 2005-S7,Class A2, 0.455%, 12/25/2035	(d)	16,155	11,653	15,745

				$590,780

(a)	Purchased on various dates beginning 6/17/2011.
(b)	Purchased on various dates beginning 6/13/2011.
(c)	Purchased on various dates beginning 3/1/2012.
(d)	Purchased on various dates beginning 6/22/2011.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	September 26, 2014

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	September 26, 2014